SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 7 — SUBSEQUENT EVENTS

The Company evaluated all events and transactions from June 30, 2026 up through October 7, 2026, which is the date that these unaudited interim condensed consolidated financial statements are available to be issued.

On June 23, 2026, the Company entered into a stock transfer agreement with an individual seller to acquire 100% of the outstanding shares of SWIFT JAPAN Co., Ltd. (“SWIFT JAPAN”), a childcare facility operator in Aichi Prefecture, Japan, for a cash consideration of JPY454,580,040 (US$2,795,523). Prior to closing, SWIFT JAPAN transferred certain investment-related assets and activities to SWIFT ESTATE Co., Ltd. through an absorption-type company split, and the Company acquired the remaining operating business of SWIFT JAPAN. The stock transfer became effective on July 1, 2026, and SWIFT JAPAN became a wholly-owned subsidiary of the Company. The transaction will be accounted for as a business acquisition under ASC 805 and SWIFT JAPAN will be consolidated under ASC 810. As of the date these unaudited interim condensed consolidated financial statements are available to be issued, the initial accounting for the acquisition of SWIFT JAPAN is incomplete. Following the pre-closing absorption-type company split, the submission of the final closing financial information from the acquired entity’s tax advisors was delayed. Management received the preliminary closing data in late September 2026 and is currently in the process of verifying its accuracy and completeness. Consequently, the purchase price allocation remains provisional and is subject to adjustment during the measurement period (not to exceed one year from the acquisition date). The primary items for which the purchase accounting is incomplete include the final determination of net tangible assets acquired, the valuation of identifiable intangible assets and right-of-use assets, the assessment of deferred tax consequences, and the final allocation of goodwill.

On September 16, 2026, the Company entered into a Share Transfer Agreement with A to Co., Ltd. and Mr. Masato Takao to acquire 100 issued and outstanding shares (100%) of A TO SPORTS INC. (“A TO SPORTS”), a company operating a soccer school business in Victoria, British Columbia, Canada, for a cash consideration of JPY2,000,000 (US$12,299). The transaction will become effective on January 1, 2027, subject to the satisfaction of customary closing conditions, including obtaining necessary shareholder and board of directors approvals, the waiver of certain officer loans, and the execution of an employment/service agreement with Mr. Masato Takao, A TO SPORTS’ representative director. Upon closing, the transaction will be accounted for as a business acquisition under ASC 805 and A TO SPORTS will be consolidated as a wholly-owned subsidiary under ASC 810.